UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:    BlackRock Funds II

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Managed Income Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Corporate Bonds — 9.4%

Argentina — 1.7%
Banco de Galicia y Buenos Aires SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.16%), 8.25%, 07/19/26(a)(b)	USD	496	$554,647
Banco Hipotecario SA 9.75%, 11/30/20(a)		376	428,050
Banco Macro SA (USD Swap Semi 5 Year + 5.46%), 6.75%, 11/04/26(b)		223	234,795
Pampa Energia SA 7.50%, 01/24/27		215	233,668
Tarjeta Naranja SA (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%, 15.00% Floor), 23.54%, 04/11/22(a)(b)		580	540,270

			1,991,430
Azerbaijan — 0.6%
Southern Gas Corridor CJSC 6.88%, 03/24/26		646	726,750

Colombia — 0.7%
Banco de Bogota SA 6.25%, 05/12/26(a)		780	851,760

Indonesia — 0.5%
Pertamina Persero PT 6.45%, 05/30/44		470	557,102

Jamaica — 0.2%
Digicel Ltd. 6.00%, 04/15/21		238	232,321

Mexico — 2.2%
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.45%), 5.75%, 10/04/31(b)		230	237,240
CEMEX Finance LLC 9.38%, 10/12/22		200	209,500
Cemex SAB de CV 7.75%, 04/16/26		1,274	1,463,826
Petroleos Mexicanos 6.75%, 09/21/47		669	711,749

			2,622,315
Peru — 0.6%
Petroleos del Peru SA 5.63%, 06/19/47(a)		625	651,562

Russia — 1.7%
Gazprom OAO:
8.63%, 04/28/34		730	992,343
7.29%, 08/16/37		833	1,013,338

			2,005,681
Turkey — 0.6%
Akbank Turk A/S (USD Swap Semi 5 Year + 5.03%), 7.20%, 03/16/27(a)(b)		217	228,219
Turkiye Garanti Bankasi A/S (USD Swap Semi 5 Year + 4.22%), 6.13%, 05/24/27(a)(b)		230	230,378
Turkiye Is Bankasi 5.50%, 04/21/22		228	231,899

			690,496
Ukraine — 0.4%(a)
Kernel Holding SA 8.75%, 01/31/22		212	232,564
MHP SE7.75%, 05/10/24		228	245,374

			477,938
United Arab Emirates — 0.2%
Alpha Star Holding III Ltd. 6.25%, 04/20/22		223	231,358

Total Corporate Bonds — 9.4% (Cost: $10,336,047)			11,038,713

Foreign Agency Obligations — 20.0%

Argentina — 2.4%
YPF SA:
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.00%, 18.00% Floor), 24.10%, 07/07/20		372	353,041
8.50%, 03/23/21		203	227,806
8.50%, 07/28/25		1,403	1,616,677

Security	Par (000)		Value
Argentina (continued)
6.95%, 07/21/27(a)	USD	560	$593,600

			2,791,124
Brazil — 3.5%
Petrobras Global Finance BV:
7.38%, 01/17/27		745	820,245
6.85%, 06/05/15		3,420	3,261,825

			4,082,070
Kazakhstan — 5.1%
Kazakhstan Temir Zholy Finance BV6.95%, 07/10/42		937	1,047,266
KazMunayGas National Co. JSC:
5.75%, 04/30/43		1,014	1,015,460
5.75%, 04/19/47(a)		3,993	3,930,486

			5,993,212
Mexico — 0.8%
Petroleos Mexicanos 6.50%, 03/13/27(a)		842	933,130

South Africa — 1.4%
Eskom Holdings SOC Ltd. 7.13%, 02/11/25		1,606	1,663,610

Venezuela, Bolivarian Republic of — 6.8%
Petroleos de Venezuela SA:
8.50%, 10/27/20(a)		7,813	6,484,790
9.75%, 05/17/35		4,504	1,542,554

			8,027,344

Total Foreign Agency Obligations — 20.0% (Cost: $22,806,898)			23,490,490

Foreign Government Obligations — 62.7%

Angola — 1.9%
Republic of Angola:
7.00%, 08/17/19		1,547	1,595,019
9.50%, 11/12/25		631	677,549

			2,272,568
Argentina — 4.5%
Province of Salta Argentina 9.13%, 07/07/24(a)		536	593,229
Provincia de Cordoba 7.45%, 09/01/24(a)		632	686,219
Republic of Argentina 7.13%, 06/28/17(a)		1,812	1,808,376
Provincia de Buenos Aires:
10.88%, 01/26/21		200	230,000
9.13%, 03/16/24(a)		1,304	1,499,600
9.63%, 04/18/28		427	513,467

			5,330,891
Belarus — 3.7%
Republic of Belarus:
8.95%, 01/26/18		2,443	2,486,974
7.63%, 06/29/27(a)		1,640	1,830,443

			4,317,417
Brazil — 2.0%
Federative Republic of Brazil:
0.00%, 07/01/20(c)	BRL	2,236	565,460
10.00%, 01/01/25		2,049	664,496
10.00%, 01/01/27		3,599	1,159,110

			2,389,066
Colombia — 0.9%
Republic of Colombia:
10.00%, 07/24/24	COP	1,086,400	444,181
5.63%, 02/26/44	USD	502	561,236

			1,005,417

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Costa Rica — 0.5%
Republic of Costa Rica 7.16%, 03/12/45	USD	510	$550,800

Dominican Republic — 1.4%
Dominican Republic Government Bond:
6.88%, 01/29/26(a)		383	436,796
5.95%, 01/25/27(a)		876	941,700
6.85%, 01/27/45		199	222,631

			1,601,127
Ecuador — 1.0%
Republic of Ecuador:
10.50%, 03/24/20		203	218,986
7.95%, 06/20/24		295	291,682
9.63%, 06/02/27(a)		687	721,350

			1,232,018
Egypt — 2.9%
Egypt Government Bond:
5.75%, 04/29/20		213	220,540
6.13%, 01/31/22(a)		1,026	1,061,797
7.50%, 01/31/27(a)		200	217,615
8.50%, 01/31/47(a)		1,722	1,918,580

			3,418,532
Gabon — 1.3%
Gabon Government Bond 6.95%, 06/16/25		1,476	1,468,044

Ghana — 1.4%
Republic of Ghana:
9.25%, 09/15/22(a)		616	684,561
8.13%, 01/18/26		856	909,774

			1,594,335
Hungary — 0.5%
Republic of Hungary 7.63%, 03/29/41		356	551,195

Indonesia — 3.6%
Republic of Indonesia:
8.38%, 09/15/26	IDR	40,485,000	3,384,521
8.25%, 05/15/36		7,955,000	649,087
5.25%, 01/08/47	USD	200	225,385

			4,258,993
Iraq — 1.5%
Republic of Iraq 5.80%, 01/15/28		1,844	1,722,930

Jamaica — 0.2%
Government of Jamaica 7.88%, 07/28/45		200	246,500

Kazakhstan — 0.9%
Republic of Kazakhstan 6.50%, 07/21/45		880	1,083,623

Lebanon — 1.3%
Lebanese Republic:
6.10%, 10/04/22		1,582	1,579,406

			1,579,406
Mexico — 3.3%
United Mexican States:
8.50%, 12/13/18	MXN	38,968	2,175,365
10.00%, 12/05/24		8,375	544,559
4.75%, 03/08/44	USD	216	222,588
8.00%, 11/07/47	MXN	7,281	436,244
5.75%, 10/12/10	USD	512	548,864

			3,927,620

Security	Par (000)		Value
Mozambique — 0.4%
Republic of Mozambique 10.50%, 01/18/23(d)	USD	583	$457,655

Nigeria — 5.3%
Federal Republic of Nigeria:
14.50%, 07/15/21	NGN	432,000	1,151,960
6.38%, 07/12/23	USD	874	915,970
16.29%, 03/17/27	NGN	104,000	296,472
7.88%, 02/16/32(a)	USD	3,300	3,605,250
16.25%, 04/18/37	NGN	98,000	281,640

			6,251,292
Panama — 0.4%
Republic of Panama:
9.38%, 04/01/29	USD	1	1,505
4.30%, 04/29/53		427	436,607

			438,112
Peru — 2.1%
Republic of Peru:
6.35%, 08/12/28(a)	PEN	4,090	1,355,422
6.90%, 08/12/37		1,652	567,400
5.63%, 11/18/50	USD	436	550,450

			2,473,272
Poland — 3.8%
Republic of Poland:
2.50%, 07/25/18	PLN	14,022	3,877,665
2.50%, 07/25/27		2,356	598,911

			4,476,576
Russia — 1.2%
Russian Federation:
7.50%, 08/18/21	RUB	32,344	562,817
8.15%, 02/03/27		44,403	808,079

			1,370,896
Senegal — 0.8%
Republic of Senegal 6.25%, 05/23/33(a)	USD	875	899,754

Serbia — 3.3%
Republic of Serbia 5.88%, 12/03/18		3,722	3,860,131

South Africa — 1.8%
Republic of South Africa:
7.25%, 01/15/20	ZAR	8,620	636,061
5.00%, 10/12/46	USD	703	646,900
8.75%, 02/28/48	ZAR	11,998	801,432

			2,084,393
Tajikistan — 0.2%
Republic of Tajikistan International Bond 7.13%, 09/14/27(a)	USD	200	195,726

Turkey — 3.0%
Republic of Turkey:
10.50%, 01/15/20	TRY	1,596	440,573
5.13%, 03/25/22	USD	1,068	1,118,279
11.00%, 02/24/27	TRY	2,128	608,313
6.00%, 03/25/27	USD	211	226,496
6.63%, 02/17/45		1,012	1,116,843

			3,510,504
Ukraine — 5.4%
Ukraine Government Bond:
7.75%, 09/01/24		2,191	2,286,856
7.75%, 09/01/25		216	223,534
7.75%, 09/01/26		217	223,286

2	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Ukraine (continued)
7.75%, 09/01/27	USD	218	$223,581
7.38%, 09/25/32(a)		3,505	3,412,994

			6,370,251

Uruguay — 0.8%
Republic of Uruguay 9.88%, 06/20/22(a)	UYU	26,000	968,494

Zambia — 1.4%
Republic of Zambia 8.97%, 07/30/27	USD	1,525	1,655,693

Total Foreign Government Obligations — 62.7% (Cost: $71,310,631)			73,563,231

Total Long-Term Investments — 92.1% (Cost: $104,453,576)			108,092,434

Total Options Purchased — 0.0% (Cost: $25,904)			—

Total Investments — 92.1% (Cost: $104,479,480)			108,092,434

Other Assets Less Liabilities — 7.9%			9,330,935

Net Assets — 100.0%			$117,423,369

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(c)	Zero-coupon bond.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	During the period ended September 30, 2017, investments in issuers considered to be an affiliate of the Fund for the purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/16	Net Activity	Shares Held at 09/30/17	Value at 09/30/17	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income
BlackRock Liquidity Funds, T-Fund, Institutional
Class	1,328,120	(1,328,120)	—	$—	$—	$—	$770

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)		Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 10 Year Note	14	December 2017	USD	1,754	$(21,455)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	3

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	348,961	USD	273,518	Goldman Sachs International	10/17/17	$161
AUD	3,348,566	USD	2,624,867	JPMorgan Chase Bank	10/17/17	1,309
EUR	245,013	USD	288,691	Citibank NA	10/17/17	1,112
EUR	2,231,461	USD	2,629,643	Bank of America NA	10/17/17	9,740
HUF	358,235,159	USD	1,358,444	BNP Paribas SA	10/17/17	704
NZD	58,079	USD	41,859	Citibank NA	10/17/17	79
NZD	1,903,164	USD	1,371,877	JPMorgan Chase Bank	10/17/17	2,385
PHP	660,932	USD	12,924	Goldman Sachs International	10/17/17	55
PLN	10,268,464	USD	2,806,730	Bank of America NA	10/17/17	7,209
RUB	58,561,100	USD	1,005,427	Bank of America NA	10/17/17	8,219
RUB	84,390,646	USD	1,452,132	Barclays Bank plc	10/17/17	8,604
RUB	207,087,644	USD	3,554,542	Royal Bank of Scotland	10/17/17	29,981
TRY	5,289,820	USD	1,477,810	Deutsche Bank Securities, Inc.	10/17/17	315
USD	263,151	AUD	331,011	Deutsche Bank AG	10/17/17	3,549
USD	275,590	AUD	350,805	Bank of America NA	10/17/17	464
USD	2,969,290	AUD	3,732,093	Toronto Dominion Bank	10/17/17	42,326
USD	2,667,332	AUD	3,355,303	Morgan Stanley Co., Inc.	10/17/17	35,872
USD	2,632,049	AUD	3,350,070	JPMorgan Chase Bank	10/17/17	4,694
USD	1,969,023	BRL	6,196,514	UBS AG	10/17/17	16,527
USD	2,271,079	BRL	7,141,634	Deutsche Bank AG	10/17/17	20,780
USD	1,816,551	CLP	1,133,127,951	Royal Bank of Scotland	10/17/17	46,623
USD	400,809	COP	1,173,167,542	Credit Suisse International	10/17/17	2,063
USD	21,288	EUR	17,897	BNP Paribas SA	10/17/17	119
USD	529,337	EUR	445,014	JPMorgan Chase Bank	10/17/17	2,972
USD	5,292,785	EUR	4,450,140	Barclays Bank plc	10/17/17	29,136
USD	6,176,777	EUR	5,177,039	Deutsche Bank AG	10/17/17	53,350
USD	3,034,897	GBP	2,248,192	Royal Bank of Scotland	10/17/17	20,904
USD	89,387	HUF	23,524,763	Morgan Stanley Co., Inc.	10/17/17	134
USD	89,388	HUF	23,525,121	Barclays Bank plc	10/17/17	134
USD	89,390	HUF	23,525,389	JPMorgan Chase Bank	10/17/17	134
USD	134,086	HUF	35,287,011	HSBC Bank Plc	10/17/17	206
USD	566,683	HUF	149,136,639	Credit Suisse International	10/17/17	858
USD	1,448,987	HUF	378,156,714	Goldman Sachs International	10/17/17	14,257
USD	2,255,083	HUF	593,335,000	Bank of America NA	10/17/17	3,965
USD	2,423,069	HUF	634,412,611	BNP Paribas SA	10/17/17	16,101
USD	6,488,005	HUF	1,689,380,056	UBS AG	10/17/17	78,480
USD	1,792,231	IDR	23,929,876,000	JPMorgan Chase Bank	10/17/17	17,760
USD	2,930,500	JPY	326,763,313	BNP Paribas SA	10/17/17	24,568
USD	12,742,383	JPY	1,431,269,091	Toronto Dominion Bank	10/17/17	13,997
USD	2,929,027	KRW	3,346,413,145	Goldman Sachs International	10/17/17	6,149
USD	4,384,825	KRW	4,974,583,526	Citibank NA	10/17/17	39,844
USD	375,006	MXN	6,826,769	Morgan Stanley Co., Inc.	10/17/17	1,009
USD	1,110,338	MXN	20,214,813	State Street Bank and Trust Co.	10/17/17	2,891
USD	1,478,736	MXN	26,730,072	Deutsche Bank AG	10/17/17	14,357
USD	1,482,026	MXN	26,735,000	Credit Suisse International	10/17/17	17,377
USD	4,733,603	MXN	84,811,016	Royal Bank of Scotland	10/17/17	87,321
USD	4,259,405	NZD	5,838,801	ANZ Banking Group Ltd.	10/17/17	43,246
USD	3,958,317	PLN	14,392,464	Bank of America NA	10/17/17	14,250
USD	9,389,061	PLN	33,808,133	BNP Paribas SA	10/17/17	124,381
USD	560,273	RON	2,162,428	BNP Paribas SA	10/17/17	3,802
USD	722,759	TRY	2,547,363	Deutsche Bank AG	10/17/17	10,954
USD	1,463,012	TRY	5,225,000	JPMorgan Chase Bank	10/17/17	3,000
USD	722,437	TRY	2,545,000	Bank of America NA	10/17/17	11,292
USD	2,934,309	TRY	10,433,682	HSBC Bank Plc	10/17/17	18,845
USD	1,463,066	TRY	5,209,538	Goldman Sachs International	10/17/17	7,374
USD	5,407,943	TRY	19,094,393	Royal Bank of Scotland	10/17/17	72,434
USD	284,428	TWD	8,589,711	Citibank NA	10/17/17	1,587
USD	113,814	ZAR	1,525,000	HSBC Bank Plc	10/17/17	1,436
USD	178,741	ZAR	2,395,000	Citibank NA	10/17/17	2,253
USD	1,457,646	ZAR	19,390,917	Deutsche Bank AG	10/17/17	28,724
USD	2,900,148	ZAR	38,927,622	Goldman Sachs International	10/17/17	31,562
USD	3,066,739	ZAR	41,382,313	Morgan Stanley Co., Inc.	10/17/17	17,267

4	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,293,328	ZAR	97,586,185	BNP Paribas SA	10/17/17	$102,176

						1,183,377

AUD	51,449	USD	40,933	Toronto Dominion Bank	10/17/17	(583)
AUD	327,508	USD	260,838	Deutsche Bank AG	10/17/17	(3,985)
AUD	3,353,137	USD	2,671,068	Credit Suisse International	10/17/17	(41,308)
BRL	9,374,884	USD	2,981,264	Deutsche Bank AG	10/17/17	(27,278)
BRL	11,572,677	USD	3,688,503	Citibank NA	10/17/17	(42,001)
CLP	222,539,907	USD	356,520	Goldman Sachs International	10/17/17	(8,916)
COP	16,919,083,616	USD	5,790,439	Deutsche Bank AG	10/17/17	(39,845)
EUR	162,014	USD	194,049	Goldman Sachs International	10/17/17	(2,419)
EUR	285,977	USD	341,112	Credit Suisse International	10/17/17	(2,857)
EUR	2,249,057	USD	2,693,851	Barclays Bank plc	10/17/17	(33,655)
EUR	2,278,411	USD	2,717,729	Morgan Stanley Co., Inc.	10/17/17	(22,814)
GBP	4,146,063	USD	5,600,153	Barclays Bank plc	10/17/17	(41,817)
HUF	2,512,772	USD	9,654	UBS AG	10/17/17	(120)
HUF	32,240,503	USD	124,705	JPMorgan Chase Bank	10/17/17	(2,384)
HUF	57,881,618	USD	223,852	Barclays Bank plc	10/17/17	(4,248)
HUF	289,334,304	USD	1,119,238	Deutsche Bank AG	10/17/17	(21,501)
HUF	335,430,206	USD	1,298,507	BNP Paribas SA	10/17/17	(25,881)
IDR	304,083,982	USD	22,774	JPMorgan Chase Bank	10/17/17	(226)
IDR	26,035,124,957	USD	1,955,911	UBS AG	10/17/17	(25,328)
INR	180,211,013	USD	2,775,039	Citibank NA	10/17/17	(22,916)
JPY	24,126,044	USD	214,929	Deutsche Bank AG	10/17/17	(374)
JPY	419,335,704	USD	3,751,538	Morgan Stanley Co., Inc.	10/17/17	(22,354)
KRW	1,766,229,839	USD	1,544,951	Citibank NA	10/17/17	(2,262)
KRW	4,866,673,560	USD	4,285,608	Deutsche Bank AG	10/17/17	(34,881)
MXN	26,328,557	USD	1,451,169	Credit Suisse International	10/17/17	(8,787)
MXN	26,330,000	USD	1,447,410	Citibank NA	10/17/17	(4,949)
PEN	3,964,281	USD	1,219,591	Barclays Bank plc	10/17/17	(5,779)
PHP	73,547,254	USD	1,452,355	BNP Paribas SA	10/17/17	(8,109)
PHP	149,960,707	USD	2,952,157	Deutsche Bank AG	10/17/17	(7,381)
RUB	169,330,888	USD	2,943,349	JPMorgan Chase Bank	10/17/17	(12,365)
THB	62,247,197	USD	1,878,990	Standard Chartered Bank	10/17/17	(12,301)
TRY	5,156,484	USD	1,451,549	Deutsche Bank AG	10/17/17	(10,683)
TRY	10,051,384	USD	2,858,423	Bank of America NA	10/17/17	(49,784)
TRY	10,319,221	USD	2,921,150	HSBC Bank Plc	10/17/17	(37,670)
USD	1,742,676	AUD	2,228,521	Citibank NA	10/17/17	(5,083)
USD	543,559	AUD	694,727	Morgan Stanley Co., Inc.	10/17/17	(1,293)
USD	697,008	AUD	891,408	JPMorgan Chase Bank	10/17/17	(2,096)
USD	1,399,052	BRL	4,470,671	Bank of America NA	10/17/17	(9,637)
USD	2,617,123	EUR	2,228,534	HSBC Bank Plc	10/17/17	(18,798)
USD	3,398,497	EUR	2,876,640	Goldman Sachs International	10/17/17	(4,007)
USD	4,306,391	IDR	58,480,786,104	Goldman Sachs International	10/17/17	(30,135)
USD	2,748,376	INR	180,211,013	UBS AG	10/17/17	(3,746)
USD	833,777	JPY	93,769,937	Goldman Sachs International	10/17/17	(126)
USD	2,225,772	JPY	250,344,547	Barclays Bank plc	10/17/17	(562)
USD	2,927,578	KRW	3,366,655,988	Deutsche Bank Securities, Inc.	10/17/17	(12,981)
USD	1,607,994	NZD	2,235,063	BNP Paribas SA	10/17/17	(5,931)
USD	12,924	PHP	660,932	Goldman Sachs International	10/17/17	(55)
USD	98,328	RUB	5,728,612	Royal Bank of Scotland	10/17/17	(829)
USD	473,347	RUB	27,705,000	JPMorgan Chase Bank	10/17/17	(6,205)
USD	2,369,244	RUB	138,592,918	Barclays Bank plc	10/17/17	(29,690)
USD	1,454,468	TRY	5,225,176	Bank of America NA	10/17/17	(5,593)
USD	1,491,320	TRY	5,385,304	Goldman Sachs International	10/17/17	(13,486)
USD	1,131,603	ZAR	15,452,828	Citibank NA	10/17/17	(7,120)
ZAR	4,453,016	USD	334,318	Deutsche Bank AG	10/17/17	(6,174)
ZAR	14,859,305	USD	1,115,445	Barclays Bank plc	10/17/17	(20,459)
ZAR	19,464,588	USD	1,466,027	Citibank NA	10/17/17	(31,677)
ZAR	20,039,418	USD	1,482,907	Morgan Stanley Co., Inc.	10/17/17	(6,198)
ZAR	38,420,327	USD	2,890,312	Goldman Sachs International	10/17/17	(59,107)
ARS	9,789,178	USD	545,054	BNP Paribas SA	12/14/17	(1,543)
ARS	10,286,119	USD	522,138	BNP Paribas SA	06/14/18	(3,388)

						(873,680)

	Net Unrealized Appreciation					$309,697

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	5

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put:
EUR Currency	Citibank NA	—	10/03/2017	JPY	124.25	EUR	3,000	$—

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate (%)	Frequency	Rate (%)	Frequency
0.27	Annual	6 month EURIBOR	Semi-Annual	N/A	03/22/2022	EUR	4,440	$(32,292)	$—	$(32,291)
0.22	Annual	6 month EURIBOR	Semi-Annual	N/A	04/26/2022	EUR	7,600	(30,267)	—	(30,267)
0.22	Annual	6 month EURIBOR	Semi-Annual	N/A	04/26/2022	EUR	7,600	(33,873)	—	(33,872)
0.24	Annual	6 month EURIBOR	Semi-Annual	N/A	05/11/2022	EUR	3,772	(18,836)	—	(18,837)
1.90	Semi-Annual	3 month LIBOR	Quarterly	N/A	09/21/2022	USD	6,008	29,091	—	29,091
1.95	Semi-Annual	3 month LIBOR	Quarterly	N/A	09/22/2022	USD	12,344	29,578	—	29,577
1.06	Semi-Annual	6 month GBP LIBOR	Semi-Annual	N/A	06/21/2027	GBP	4,600	184,812	—	184,812
1.13	Semi-Annual	6 month GBP LIBOR	Semi-Annual	N/A	06/23/2027	GBP	3,817	120,737	—	120,737
3 month LIBOR	Quarterly	2.21	Semi-Annual	N/A	08/04/2027	USD	1,261	(5,261)	—	(5,261)
2.24	Semi-Annual	3 month LIBOR	Quarterly	N/A	09/22/2027	USD	9,760	36,259	—	36,259
1.53	Semi-Annual	6 month GBP LIBOR	Semi-Annual	N/A	06/29/2047	GBP	349	12,449	—	12,449
1.47	Annual	6 month EURIBOR	Semi-Annual	N/A	06/30/2047	EUR	1,730	54,366	—	54,366
1.49	Annual	6 month EURIBOR	Semi-Annual	N/A	07/03/2047	EUR	1,004	25,650	—	25,650
0.85	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A	07/05/2047	JPY	116,420	19,867	—	19,867
1.64	Annual	6 month EURIBOR	Semi-Annual	N/A	07/10/2047	EUR	1,000	(17,469)	—	(17,469)
1.47	Annual	6 month EURIBOR	Semi-Annual	N/A	09/12/2047	EUR	1,000	35,315	—	35,315
2.55	Semi-Annual	3 month LIBOR	Quarterly	N/A	10/02/2047	USD	5,377	(28,672)	—	(28,672)

								$381,454	$—	$381,454

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.29-V1	5.00	Quarterly	12/20/2022	USD	7,800	$(621,714)	$(575,631)	$(46,083)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Federation	1.00	Quarterly	Citibank NA	12/20/2022	USD	1,406	$29,934	$34,874	$(4,940)
Russian Federation	1.00	Quarterly	JPMorgan Chase Bank	12/20/2022		2,120	45,135	52,085	(6,950)
Russian Federation	1.00	Quarterly	Barclays Bank plc	12/20/2022		2,235	47,584	55,278	(7,694)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank plc	12/20/2022		6,172	286,401	308,511	(22,110)
United Mexican States	1.00	Quarterly	Barclays Bank plc	12/20/2022		7,658	42,247	54,462	(12,215)
CDX.EM.28.V1	1.00	Quarterly	Deutsche Bank AG	12/20/2022		17,850	723,918	794,144	(70,226)

6	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
						$1,175,219	$1,299,354	$(124,135)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Corporate Bonds:
Argentina	$—	$1,991,430	$—	$1,991,430
Azerbaijan	—	726,750	—	726,750
Colombia	—	851,760	—	851,760
Indonesia	—	557,102	—	557,102
Jamaica	—	232,321	—	232,321
Mexico	—	2,622,315	—	2,622,315
Peru	—	651,562	—	651,562
Russia	—	2,005,681	—	2,005,681
Turkey	—	690,496	—	690,496
Ukraine	—	477,938	—	477,938
United Arab Emirates	—	231,358	—	231,358
Foreign Agency Obligations	—	23,490,490	—	23,490,490
Foreign Government Obligations	—	73,563,231	—	73,563,231
Options Purchased:
Foreign currency exchange contracts	—	—	—	—

	$—	$108,092,434	$—	$108,092,434

Derivative Financial Instruments(1)
Assets:
Foreign currency exchange contracts	$—	$1,183,377	$—	$1,183,377
Interest rate contracts	—	548,124	—	548,124

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	7

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Liabilties:
Credit contracts	—	(170,218)	—	(170,218)
Foreign currency exchange contracts	—	(873,680)	—	(873,680)
Interest rate contracts	(21,455)	(166,670)	—	(188,125)

Total	$(21,455)	$520,933	$—	$499,478

(1)	Derivative financial instruments are futures contracts, forward foreign currency exchange contracts, and swaps. Futures contracts, forward foreign currency exchange contracts, and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

Currency

ARS	Argentinian Nuevo Peso
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Penru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	New Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviations

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

8	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 4.0%
ALM VII R Ltd., Series 2013-7RA, Class A1R, 2.71%, 10/15/28(a)(b)	USD	250	$250,877
American Airlines Pass-Through Trust, Series AA, 3.65%, 02/15/29(b)		75	77,138
Apidos CLO XX, Series 2015-20A, Class A1R, 2.63%, 01/16/27(a)(b)		250	250,978
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, 2.80%, 01/20/29(a)(b)		500	505,533
Benefit Street Partners CLO X Ltd.:
Series 2016-10A, Class A1, 2.79%, 01/15/29(a)(b)		250	252,447
Series 2016-10A, Class A2, 3.30%, 01/15/29(a)(b)		250	251,767
BlueMountain CLO Ltd.:
Series 2014-1A, Class A1R, 2.57%, 04/30/26(a)(b)		250	251,277
Series 2014-4A, Class A1R, 2.67%, 11/30/26(a)(b)		250	250,195
Carlyle Global Market Strategies CLO Ltd., Series 2014-3A, Class A1AR, 2.47%, 07/27/26(a)(b)		500	502,770
Cedar Funding VI CLO Ltd., Series 2016-6A, Class B, 3.24%, 10/20/28(a)(b)		250	251,448
CIFC Funding Ltd., Series 2016-1A, Class A, 2.79%, 10/21/28(a)(b)		250	250,682
Dryden 34 Senior Loan Fund, Series 2014-34A, Class AR, 2.46%, 10/15/26(a)(b)		500	500,530
Dryden 41 Senior Loan Fund, Series 2015-41A, Class A, 2.80%, 01/15/28(a)(b)		500	501,455
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class A, 2.40%, 07/15/25(a)(b)		237	237,056
Grippen Park CLO Ltd., Series 2017-1A, Class A, 2.51%, 01/20/30(a)(b)		500	504,684
Oaktree CLO Ltd., Series 2014-2A, Class A1AR, 2.53%, 10/20/26(a)(b)		500	501,147
OCP CLO Ltd., Series 2012-2A, Class A1R, 2.71%, 11/22/25(a)(b)		250	252,419
United Airlines Pass-Through Trust, Series B, 5.38%, 08/15/21(b)		163	171,345
Vibrant CLO III Ltd., Series 2015-3A, Class A1R, 2.79%, 04/20/26(a)(b)		250	250,742
Virgin Australia Pass-Through Trust, 6.00%, 10/23/20(a)(b)		67	68,143
Voya CLO Ltd., Series 2013-3A, Class A2R, 2.80%, 01/18/26(a)(b)		250	249,998

Total Asset-Backed Securities — 4.0% (Cost: $6,294,605)			6,332,631

Corporate Bonds — 39.1%

Aerospace & Defense — 0.8%
Boeing Co. (The), 2.20%, 10/30/22		60	59,712
General Dynamics Corp., 2.63%, 11/15/27		110	106,453
L3 Technologies, Inc., 4.95%, 02/15/21		50	53,624
Lockheed Martin Corp.:
3.35%, 09/15/21		100	103,963
3.10%, 01/15/23		345	355,342
3.55%, 01/15/26		120	123,858
Rockwell Collins, Inc.:
2.80%, 03/15/22		40	40,428
3.20%, 03/15/24		50	50,925
3.50%, 03/15/27		45	45,881
4.35%, 04/15/47		25	25,895

Security		Par (000)	Value
Aerospace & Defense (continued)
United Technologies Corp.:
1.90%, 05/04/20	USD	12	$11,961
1.95%, 11/01/21		30	29,560
2.80%, 05/04/24		170	170,152
4.50%, 06/01/42		105	112,841

			1,290,595
Air Freight & Logistics — 0.1%
FedEx Corp.:
3.25%, 04/01/26		65	65,861
4.55%, 04/01/46		90	95,857
4.40%, 01/15/47		50	51,976

			213,694
Airlines — 0.0%
Delta Air Lines, Inc., 3.63%, 03/15/22		38	39,056

Auto Components — 0.1%
Delphi Automotive plc, 4.25%, 01/15/26		10	10,645
Delphi Corp., 4.15%, 03/15/24		157	166,563

			177,208
Automobiles — 0.2%
BMW US Capital LLC, 1.85%, 09/15/21(a)		25	24,561
General Motors Co.:
4.88%, 10/02/23		100	108,155
6.75%, 04/01/46		49	59,025
Hyundai Capital America, 2.00%, 03/19/18(a)		65	65,024
Nissan Motor Acceptance Corp.(a):
1.55%, 09/13/19		50	49,592
2.55%, 03/08/21		40	40,245

			346,602
Banks — 9.4%
Bank of America Corp.:
2.63%, 10/19/20		100	101,069
2.63%, 04/19/21		185	186,272
3.30%, 01/11/23		75	76,834
(LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/23(c)		85	85,368
4.10%, 07/24/23		200	212,963
(LIBOR USD 3 Month + 3.71%), 6.25%, 09/05/24(c)(d)		100	110,250
(LIBOR USD 3 Month + 3.90%), 6.10%, 03/17/25(c)(d)		255	281,138
3.95%, 04/21/25		350	360,194
4.45%, 03/03/26		325	343,601
4.18%, 11/25/27		250	259,119
(LIBOR USD 3 Month + 1.58%), 3.82%, 01/20/28(c)		75	77,115
4.75%, 04/21/45		125	137,584
Bank of Montreal, 1.90%, 08/27/21		50	49,318
Bank of Nova Scotia (The), 2.15%, 07/14/20		30	30,081
Barclays Bank plc, (LIBOR USD 3 Month + 0.65%), 1.96%, 08/07/20(c)		250	250,786
Barclays plc:
(USD Swap Semi 5 Year + 6.77%), 7.88%, 03/15/22(c)(d)		400	435,522
3.68%, 01/10/23		200	205,115
5.20%, 05/12/26		200	213,531

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Banks (continued)
BB&T Corp., 2.05%, 05/10/21	USD	100	$99,596
BNP Paribas SA (USD Swap Semi 5 Year + 6.31%), 7.63%, 03/30/21(a)(c)(d)		225	247,219
Capital One Bank USA NA, 2.15%, 11/21/18		250	250,637
Capital One NA, 2.65%, 08/08/22		250	248,755
Citigroup, Inc.:
2.90%, 12/08/21		95	96,170
2.75%, 04/25/22		130	130,625
(LIBOR USD 3 Month + 4.23%), 5.90%, 02/15/23(c)(d)		10	10,775
(LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/23(c)		20	20,026
(LIBOR USD 3 Month + 3.91%), 5.95%, 05/15/25(c)(d)		149	161,106
3.20%, 10/21/26		150	147,631
4.30%, 11/20/26		275	286,434
Citizens Bank NA, 2.50%, 03/14/19		250	251,761
Commonwealth Bank of Australia, 2.25%, 03/13/19		250	251,528
Cooperatieve Rabobank UA, 1.38%, 08/09/19		250	247,897
Credit Agricole SA (USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/25(a)(c)(d)		200	236,750
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 03/26/20		250	252,603
3.80%, 06/09/23		250	258,788
Fifth Third Bancorp:
2.30%, 03/01/19		200	201,155
2.60%, 06/15/22		30	29,981
HSBC Holdings plc:
3.40%, 03/08/21		350	360,897
(USD Swap Rate 5 Year + 5.51%), 6.87%, 06/01/21(c)(d)		200	217,750
4.25%, 03/14/24		250	261,361
Huntington Bancshares, Inc., 3.15%, 03/14/21		150	153,794
Intesa Sanpaolo SpA (USD Swap Semi 5 Year + 5.46%), 7.70%, 09/17/25(a)(c)(d)		400	417,500
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 0.55%), 1.87%, 03/09/21(c)		125	125,085
2.30%, 08/15/21		185	184,860
3.25%, 09/23/22		60	62,029
3.20%, 01/25/23		75	76,918
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(c)		145	145,787
(LIBOR USD 3 Month + 3.25%), 5.15%, 05/01/23(c)(d)		50	51,875
(LIBOR USD 3 Month + 3.33%), 6.10%, 10/01/24(c)(d)		71	78,366
5.60%, 07/15/41		75	92,977
5.63%, 08/16/43		200	243,458
4.85%, 02/01/44		130	149,170
4.95%, 06/01/45		105	119,556
KeyCorp., 2.90%, 09/15/20		100	102,117
Lloyds Banking Group plc, 3.10%, 07/06/21		200	203,360
M&T Bank Corp., (LIBOR USD 3 Month + 3.52%), 5.13%, 11/01/26(c)(d)		50	52,844
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%, 03/08/27(a)(c)(d)		200	206,940
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22		33	33,454
2.67%, 07/25/22		75	74,910

Security	Par (000)		Value
Banks (continued)
National Australia Bank Ltd., 1.38%, 07/12/19	USD	250	$248,173
Nordea Bank AB, 2.13%, 05/29/20(a)		200	200,053
Royal Bank of Canada:
2.35%, 10/30/20		50	50,370
2.50%, 01/19/21		50	50,439
2.75%, 02/01/22		30	30,593
Royal Bank of Scotland Group plc, (USD Swap Semi 5 Year + 7.60%), 8.63%, 08/15/21(c)(d)		200	221,750
Santander Holdings USA, Inc., 3.70%, 03/28/22(a)		50	50,942
Santander UK plc:
2.50%, 03/14/19		250	252,271
5.00%, 11/07/23(a)		200	216,206
Societe Generale SA, (USD Swap Rate 5 Year + 5.87%), 8.00%, 09/29/25(a)(c)(d)		400	458,000
Standard Chartered plc, (USD Swap Semi 5 Year + 6.30%), 7.50%, 04/02/22(a)(c)(d)		200	213,500
Sumitomo Mitsui Financial Group, Inc., (LIBOR USD 3 Month + 1.68%), 3.00%, 03/09/21(c)		100	103,381
SunTrust Bank:
2.25%, 01/31/20		30	30,141
2.45%, 08/01/22		50	49,898
SunTrust Banks, Inc., (LIBOR USD 3 Month + 3.10%), 5.05%, 06/15/22(c)(d)		150	153,375
Toronto-Dominion Bank (The), 2.50%, 12/14/20		115	116,362
UBS Group Funding Switzerland AG, (LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)(c)		200	199,349
US Bancorp, 2.63%, 01/24/22		125	126,742
US Bank NA, 2.80%, 01/27/25		250	248,400
Wells Fargo & Co.:
2.50%, 03/04/21		200	201,372
3.50%, 03/08/22		150	155,795
2.63%, 07/22/22		70	70,117
3.00%, 02/19/25		100	99,295
3.00%, 04/22/26		100	98,224
3.00%, 10/23/26		55	53,782
3.90%, 05/01/45		65	65,061
4.90%, 11/17/45		175	195,203
4.40%, 06/14/46		150	155,747
Westpac Banking Corp.:
2.80%, 01/11/22		30	30,461
(USD Swap Rate 5 Year + 2.89%), 5.00%, 09/21/27(c)(d)		240	239,740

			14,645,047
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21		220	223,573
3.65%, 02/01/26		475	491,393
4.70%, 02/01/36		150	165,380
4.90%, 02/01/46		72	81,329
Molson Coors Brewing Co.:
3.00%, 07/15/26		65	63,216
4.20%, 07/15/46		50	50,133

			1,075,024
Biotechnology — 1.0%
AbbVie, Inc.:
2.90%, 11/06/22		90	91,270
2.85%, 05/14/23		510	513,970
Amgen, Inc.:
3.88%, 11/15/21		50	52,880
3.63%, 05/15/22		125	130,543
4.40%, 05/01/45		100	105,869
4.66%, 06/15/51		63	69,099

2	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Biotechnology (continued)
Biogen, Inc., 2.90%, 09/15/20	USD	30	$30,736
Celgene Corp., 2.25%, 08/15/21		45	44,777
Gilead Sciences, Inc.:
2.55%, 09/01/20		75	76,333
4.40%, 12/01/21		50	54,097
3.25%, 09/01/22		115	118,778
4.50%, 02/01/45		6	6,447
4.75%, 03/01/46		115	128,772
4.15%, 03/01/47		100	102,443

			1,526,014
Building Products — 0.0%
Johnson Controls International plc, 4.50%, 02/15/47		50	53,062

Capital Markets — 2.6%
Bank of New York Mellon Corp. (The):
2.30%, 09/11/19		200	201,552
3.55%, 09/23/21		50	52,294
2.20%, 08/16/23		125	122,312
Credit Suisse Group AG, (USD Swap Semi 5 Year
+ 3.46%), 6.25%, 12/18/24(a)(c)(d)		200	213,000
Deutsche Bank AG:
2.95%, 08/20/20		80	80,858
(USD Swap Semi 5 Year + 2.25%),
4.30%, 05/24/28(c)		200	198,318
E*TRADE Financial Corp., 2.95%, 08/24/22		30	30,067
Goldman Sachs Group, Inc. (The):
(LIBOR USD 3 Month + 3.92%),
5.38%, 05/10/20(c)(d)		60	62,166
2.60%, 12/27/20		15	15,121
2.35%, 11/15/21		35	34,701
3.00%, 04/26/22		195	197,254
(LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(c)		135	135,107
3.50%, 01/23/25		50	50,728
3.75%, 02/25/26		100	102,373
6.75%, 10/01/37		100	131,929
5.15%, 05/22/45		155	177,440
ING Bank NV, 2.50%, 10/01/19(a)		250	252,215
Morgan Stanley:
2.80%, 06/16/20		300	305,004
2.50%, 04/21/21		20	20,065
2.63%, 11/17/21		70	70,249
2.75%, 05/19/22		60	60,332
3.75%, 02/25/23		150	156,629
3.88%, 01/27/26		225	233,593
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(c)		150	150,559
(LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/38(c)		100	100,571
State Street Corp.:
2.55%, 08/18/20		50	50,867
3.55%, 08/18/25		175	182,639
(LIBOR USD 3 Month + 1.00%), 2.32%, 06/15/47(c)		263	239,935
UBS AG, 2.38%, 08/14/19		250	252,114
UBS Group AG, (USD Swap Semi 5 Year + 4.87%), 7.00%, 02/19/25(c)(d)		200	224,520

			4,104,512
Chemicals — 0.5%
Air Liquide Finance SA, 2.25%, 09/27/23(a)		200	192,886
Airgas, Inc.:
2.38%, 02/15/20		30	30,165
3.05%, 08/01/20		90	92,055

Security		Par (000)	Value
Chemicals (continued)
Eastman Chemical Co., 3.80%, 03/15/25	USD	100	$102,683
EI du Pont de Nemours & Co.:
(LIBOR USD 3 Month + 0.53%),
1.84%, 05/01/20(c)		50	50,422
2.20%, 05/01/20		35	35,225
LYB International Finance BV, 4.88%, 03/15/44		100	108,866
Monsanto Co., 2.20%, 07/15/22		30	29,357
Praxair, Inc., 3.00%, 09/01/21		50	51,312
Sherwin-Williams Co. (The), 2.25%, 05/15/20		55	55,218

			748,189
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I + 1.55%, 14.50% Cap), 4.36%, 12/21/65(a)(c)		100	95,000

Communications Equipment — 0.1%
Cisco Systems, Inc.:
1.85%, 09/20/21		25	24,737
2.50%, 09/20/26		150	145,618

			170,355
Consumer Finance — 1.5%
AerCap Ireland Capital DAC:
4.25%, 07/01/20		150	156,708
3.50%, 05/26/22		175	179,195
American Express Co., 2.50%, 08/01/22		65	64,925
American Express Credit Corp.:
1.88%, 05/03/19		45	45,052
2.20%, 03/03/20		75	75,393
Capital One Financial Corp., 3.05%, 03/09/22		20	20,228
Discover Financial Services, 4.10%, 02/09/27		175	177,817
Ford Motor Credit Co. LLC:
2.94%, 01/08/19		200	202,252
2.02%, 05/03/19		240	239,859
4.13%, 08/04/25		200	205,451
General Motors Financial Co., Inc.:
2.65%, 04/13/20		130	130,975
3.20%, 07/13/20		41	41,989
4.38%, 09/25/21		40	42,405
3.15%, 06/30/22		30	30,239
4.00%, 01/15/25		50	50,993
4.30%, 07/13/25		35	36,137
(LIBOR USD 3 Month + 3.60%), 5.75%, 09/30/27(c)(d)		177	183,416
Harley-Davidson Financial Services, Inc., 2.55%, 06/09/22(a)		40	39,743
John Deere Capital Corp.:
2.38%, 07/14/20		100	100,884
2.65%, 06/24/24		50	49,769
Synchrony Financial, 2.60%, 01/15/19		150	150,961
Toyota Motor Credit Corp., 2.75%, 05/17/21		100	102,068

			2,326,459
Containers & Packaging — 0.1%
International Paper Co., 4.35%, 08/15/48		100	100,575

Diversified Financial Services — 0.4%
GE Capital International Funding Co. Unlimited Co.,
4.42%, 11/15/35		200	217,480
JPMorgan Chase Capital XXIII, (LIBOR USD 3 Month + 1.00%),
2.32%, 05/15/47(c)		232	212,210
Shell International Finance BV:
1.88%, 05/10/21		50	49,644
3.63%, 08/21/42		100	95,689

			575,023

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	3

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Telecommunication Services — 1.5%
AT&T, Inc.:
3.20%, 03/01/22	USD	135	$137,678
2.85%, 02/14/23		40	39,749
4.25%, 03/01/27		150	154,392
3.90%, 08/14/27		100	100,195
4.50%, 05/15/35		150	148,093
4.90%, 08/14/37		85	85,905
5.35%, 09/01/40		70	73,564
5.15%, 03/15/42		125	126,333
4.50%, 03/09/48		145	133,754
Orange SA, 1.63%, 11/03/19		125	124,145
Telefonica Emisiones SAU, 5.88%, 07/15/19		75	79,939
Verizon Communications, Inc.:
1.75%, 08/15/21		80	78,308
2.95%, 03/15/22		60	61,017
4.50%, 08/10/33		250	256,148
4.27%, 01/15/36		300	294,721
5.25%, 03/16/37		85	93,214
4.81%, 03/15/39		70	72,261
3.85%, 11/01/42		198	175,376
4.67%, 03/15/55		79	75,255

			2,310,047
Electric Utilities — 2.0%
Duke Energy Carolinas LLC, 6.10%, 06/01/37		249	321,557
Duke Energy Corp.:
1.80%, 09/01/21		70	68,587
2.40%, 08/15/22		40	39,716
2.65%, 09/01/26		20	19,126
Duke Energy Progress LLC:
2.80%, 05/15/22		45	45,898
4.15%, 12/01/44		80	85,329
Emera US Finance LP, 4.75%, 06/15/46		100	107,233
Entergy Corp., 4.00%, 07/15/22		150	158,744
Eversource Energy, 2.75%, 03/15/22		25	25,278
Exelon Corp.:
2.45%, 04/15/21		70	70,006
3.95%, 06/15/25		375	391,719
3.40%, 04/15/26		5	5,028
FirstEnergy Corp., 2.85%, 07/15/22		17	17,045
Florida Power & Light Co., 4.13%, 02/01/42		100	107,562
Georgia Power Co.:
2.00%, 09/08/20		45	44,869
2.85%, 05/15/22		45	45,706
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/27		65	66,809
Ohio Power Co., 6.60%, 03/01/33		229	293,364
Pacific Gas & Electric Co., 4.75%, 02/15/44		75	86,604
PacifiCorp, 4.10%, 02/01/42		50	52,786
PPL Electric Utilities Corp., 3.95%, 06/01/47		75	77,443
Progress Energy, Inc., 6.00%, 12/01/39		75	94,822
Public Service Co. of Colorado, 3.60%, 09/15/42		60	58,500
Southern California Edison Co., 4.50%, 09/01/40		30	33,378
Southern Co. (The), 2.95%, 07/01/23		435	437,217
Toledo Edison Co. (The), 6.15%, 05/15/37		40	49,167
Virginia Electric & Power Co.:
2.95%, 01/15/22		90	91,804
4.45%, 02/15/44		150	164,546

			3,059,843
Electrical Equipment — 0.1%
Eaton Corp., 4.15%, 11/02/42		75	75,288

Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 2.20%, 04/01/20		30	30,042

Security		Par (000)	Value
Energy Equipment & Services — 0.0%
Schlumberger Holdings Corp., 3.00%, 12/21/20(a)	USD	30	$30,725

Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.:
2.80%, 06/01/20		77	78,167
3.30%, 02/15/21		25	25,617
3.45%, 09/15/21		35	36,219
4.40%, 02/15/26		50	52,877
AvalonBay Communities, Inc.:
3.63%, 10/01/20		30	31,210
3.95%, 01/15/21		25	26,133
2.85%, 03/15/23		175	175,426
Boston Properties LP:
5.63%, 11/15/20		80	87,597
4.13%, 05/15/21		20	21,148
Crown Castle International Corp.:
3.40%, 02/15/21		71	73,099
2.25%, 09/01/21		25	24,655
5.25%, 01/15/23		275	304,426
4.45%, 02/15/26		75	79,408
ERP Operating LP:
2.38%, 07/01/19		50	50,406
4.75%, 07/15/20		35	37,307
Prologis LP, 3.35%, 02/01/21		35	36,238
Realty Income Corp.:
6.75%, 08/15/19		100	108,510
3.00%, 01/15/27		125	119,052
Simon Property Group LP, 2.63%, 06/15/22		40	40,162

			1,407,657
Food & Staples Retailing — 0.5%
Alimentation Couche-Tard, Inc., 2.70%, 07/26/22(a)		35	35,113
CVS Health Corp., 2.80%, 07/20/20		175	178,017
Walgreen Co., 3.10%, 09/15/22		20	20,375
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/19		125	126,708
3.80%, 11/18/24		255	263,823
4.80%, 11/18/44		30	31,874
Wal-Mart Stores, Inc., 4.30%, 04/22/44		65	71,595

			727,505
Food Products — 0.2%
Kraft Heinz Foods Co.:
2.80%, 07/02/20		35	35,632
3.00%, 06/01/26		120	114,947
4.38%, 06/01/46		80	78,995
Tyson Foods, Inc., 2.25%, 08/23/21		25	24,870
Wm Wrigley Jr Co.(a):
2.90%, 10/21/19		100	101,471
3.38%, 10/21/20		20	20,623

			376,538
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories:
2.35%, 11/22/19		35	35,285
2.90%, 11/30/21		50	50,917
3.88%, 09/15/25		40	41,340
3.75%, 11/30/26		75	76,958
4.75%, 11/30/36		85	93,879
4.90%, 11/30/46		30	33,508

4	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Equipment & Supplies (continued)
Becton Dickinson and Co., 2.40%, 06/05/20	USD	65	$65,228
Danaher Corp., 2.40%, 09/15/20		75	75,880
Medtronic, Inc.:
2.50%, 03/15/20		80	81,176
4.38%, 03/15/35		225	247,679
4.63%, 03/15/45		100	113,744
Stryker Corp., 4.38%, 01/15/20		50	52,676

			968,270
Health Care Providers & Services — 0.8%
Aetna, Inc.:
2.75%, 11/15/22		25	25,203
2.80%, 06/15/23		515	518,168
Anthem, Inc., 4.65%, 01/15/43		30	32,379
HCA, Inc.:
3.75%, 03/15/19		175	178,719
5.50%, 06/15/47		90	93,262
Kaiser Foundation Hospitals, 4.15%, 05/01/47		40	42,851
Northwell Healthcare, Inc., 4.26%, 11/01/47		19	19,139
UnitedHealth Group, Inc.:
2.70%, 07/15/20		90	91,790
3.10%, 03/15/26		60	60,702
4.38%, 03/15/42		85	92,019
4.75%, 07/15/45		105	121,260

			1,275,492
Hotels, Restaurants & Leisure — 0.2%
Carnival Corp., 3.95%, 10/15/20		50	52,669
Marriott International, Inc., 2.88%, 03/01/21		10	10,141
McDonald’s Corp.:
2.75%, 12/09/20		100	101,890
2.63%, 01/15/22		50	50,360
4.70%, 12/09/35		125	137,801
4.45%, 03/01/47		25	26,466

			379,327
Household Durables — 0.2%
Newell Brands, Inc.:
3.15%, 04/01/21		60	61,383
3.85%, 04/01/23		80	84,048
4.20%, 04/01/26		135	142,160

			287,591
Household Products — 0.1%
Reckitt Benckiser Treasury Services plc, 3.00%, 06/26/27(a)		200	197,633

Industrial Conglomerates — 0.3%
General Electric Co.:
4.38%, 09/16/20		125	133,874
5.88%, 01/14/38		125	163,574
4.50%, 03/11/44		50	55,971
Honeywell International, Inc., 1.85%, 11/01/21		40	39,518

			392,937
Insurance — 1.2%
Allstate Corp. (The), (LIBOR USD 3 Month + 2.94%), 5.75%, 08/15/53(c)		325	356,688
American International Group, Inc.:
3.30%, 03/01/21		130	133,949
3.90%, 04/01/26		200	208,234
Aon plc:
2.80%, 03/15/21		70	70,292
4.45%, 05/24/43		90	91,300

Security	Par (000)		Value
Insurance (continued)
Hartford Financial Services Group, Inc. (The), (LIBOR USD 3 Month + 2.13%), 3.44%, 02/12/47(a)(c)	USD	100	$96,000
Jackson National Life Global Funding, 2.50%, 06/27/22(a)		40	40,002
Marsh & McLennan Cos., Inc., 2.75%, 01/30/22		60	60,583
MetLife, Inc., 4.72%, 12/15/44		35	39,484
Metropolitan Life Global Funding I2.30%, 04/10/19(a)		150	151,045
New York Life Global Funding, 2.00%, 04/13/21(a)		50	49,660
Nippon Life Insurance Co., (USD Swap Rate 5 Year + 2.88%), 4.00%, 09/19/47(a)(c)		200	198,000
Principal Life Global Funding II, 2.63%, 11/19/20(a)		50	50,490
Sumitomo Life Insurance Co., (LIBOR USD 3 Month + 2.99%), 4.00%, 09/14/77(a)(c)		200	196,421
Teachers Insurance & Annuity Association of America(a):
6.85%, 12/16/39		7	9,656
4.27%, 05/15/47		50	51,675
Travelers Cos., Inc. (The), 4.30%, 08/25/45		85	92,014

			1,895,493
Internet & Direct Marketing Retail — 0.3%
Amazon.com, Inc.(a):
2.40%, 02/22/23		25	24,939
2.80%, 08/22/24		55	55,211
3.15%, 08/22/27		220	221,571
3.88%, 08/22/37		45	45,795
Priceline Group, Inc. (The), 3.55%, 03/15/28		70	70,120

			417,636
Internet Software & Services — 0.0%
eBay, Inc., 2.15%, 06/05/20		30	30,068

IT Services — 0.4%
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		14	14,578
5.00%, 10/15/25		84	93,571
Total System Services, Inc., 4.80%, 04/01/26		50	54,642
Visa, Inc.:
2.80%, 12/14/22		35	35,789
3.15%, 12/14/25		155	158,799
3.65%, 09/15/47		35	34,807
Western Union Co. (The), 3.60%, 03/15/22		150	152,290

			544,476
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.:
2.40%, 02/01/19		75	75,506
3.00%, 04/15/23		60	60,992
4.10%, 08/15/47		70	70,184

			206,682
Machinery — 0.0%
Parker-Hannifin Corp., 3.25%, 03/01/27(a)		35	35,257

Media — 1.7%
21st Century Fox America, Inc., 6.40%, 12/15/35 75			95,206
Charter Communications Operating LLC:
3.58%, 07/23/20(a)		20	20,531
4.46%, 07/23/22		60	63,482
4.20%, 03/15/28(a)		65	65,774
6.38%, 10/23/35		59	69,008
6.48%, 10/23/45		346	406,092
6.83%, 10/23/55		12	14,567

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	5

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Media (continued)
Comcast Corp.:
1.63%, 01/15/22	USD	20	$19,493
5.65%, 06/15/35		90	110,409
6.95%, 08/15/37		99	138,032
4.60%, 08/15/45		60	66,011
3.40%, 07/15/46		100	92,169
Cox Communications, Inc., 3.15%, 08/15/24(a)		60	59,624
Discovery Communications LLC:
3.25%, 04/01/23		50	50,201
5.00%, 09/20/37		75	76,156
5.20%, 09/20/47		60	60,885
Interpublic Group of Cos., Inc. (The), 2.25%, 11/15/17		175	175,058
NBCUniversal Enterprise, Inc.(a):
5.25%, 03/19/21(d)		353	376,827
(LIBOR USD 3 Month + 0.40%), 1.70%, 04/01/21(c)		100	100,240
Omnicom Group, Inc.:
4.45%, 08/15/20		100	105,960
3.63%, 05/01/22		25	26,070
Sky plc, 3.75%, 09/16/24(a)		200	205,203
Time Warner Cable LLC, 4.50%, 09/15/42		37	35,067
Time Warner, Inc.:
3.60%, 07/15/25		42	42,150
3.88%, 01/15/26		83	84,016
3.80%, 02/15/27		70	70,016
4.65%, 06/01/44		17	16,601
4.85%, 07/15/45		58	58,944
Viacom, Inc., (LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/57(c)		25	25,000

			2,728,792
Metals & Mining — 0.2%
BHP Billiton Finance USA Ltd.:
2.88%, 02/24/22		25	25,553
5.00%, 09/30/43		50	58,985
Newmont Mining Corp.:
3.50%, 03/15/22		40	41,362
4.88%, 03/15/42		25	26,800
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28		100	132,992
Southern Copper Corp., 5.88%, 04/23/45		50	56,944

			342,636
Multiline Retail — 0.1%
Target Corp., 2.50%, 04/15/26		115	110,140

Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co., 5.95%, 05/15/37		250	316,302
CenterPoint Energy, Inc., 2.50%, 09/01/22		25	24,949
CMS Energy Corp., 3.00%, 05/15/26		45	43,903
Consumers Energy Co., 2.85%, 05/15/22		25	25,501
Integrys Holding, Inc., (LIBOR USD 3 Month + 2.12%), 3.44%, 12/01/66(c)		85	84,362
NiSource Finance Corp., 4.80%, 02/15/44		75	82,883
Puget Energy, Inc., 5.63%, 07/15/22		275	306,854
Sempra Energy, 2.88%, 10/01/22		100	100,341

			985,095
Oil, Gas & Consumable Fuels — 3.4%
Anadarko Petroleum Corp., 5.55%, 03/15/26		180	201,031
Apache Corp., 5.10%, 09/01/40		50	52,296
BP Capital Markets plc:
4.75%, 03/10/19		100	104,276
4.50%, 10/01/20		30	32,117
3.56%, 11/01/21		50	52,588

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd., 2.95%, 01/15/23	USD	178	$176,959
Cenovus Energy, Inc.(a):
4.25%, 04/15/27		50	49,574
5.40%, 06/15/47		50	49,666
Chevron Corp., 2.41%, 03/03/22		75	75,492
Cimarex Energy Co., 3.90%, 05/15/27		75	76,360
Concho Resources, Inc., 3.75%, 10/01/27		75	75,334
ConocoPhillips Co.:
2.88%, 11/15/21		25	25,469
4.95%, 03/15/26		155	174,720
Continental Resources, Inc., 5.00%, 09/15/22		100	101,625
Devon Energy Corp., 4.75%, 05/15/42		50	50,620
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22		145	175,093
Enbridge Energy Partners LP, 4.38%, 10/15/20		35	36,789
Enbridge, Inc., (LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/77(c)		75	79,500
Encana Corp., 6.50%, 05/15/19		200	212,833
Energy Transfer LP:
9.00%, 04/15/19		150	165,081
5.00%, 10/01/22		240	259,224
6.50%, 02/01/42		100	113,140
5.30%, 04/15/47		50	50,114
EnLink Midstream Partners LP, (LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/22(c)(d)		50	50,040
Enterprise Products Operating LLC:
2.85%, 04/15/21		50	50,783
6.45%, 09/01/40		106	133,512
4.45%, 02/15/43		60	60,697
4.90%, 05/15/46		75	81,936
(LIBOR USD 3 Month + 3.71%), 5.02%, 08/01/66(c)		101	101,050
EOG Resources, Inc., 2.45%, 04/01/20		65	65,524
Exxon Mobil Corp., 3.04%, 03/01/26		50	50,857
Hess Corp., 5.60%, 02/15/41		75	75,147
Kinder Morgan Energy Partners LP:
3.50%, 09/01/23		70	70,766
6.38%, 03/01/41		257	296,297
Kinder Morgan, Inc.:
3.05%, 12/01/19		32	32,579
5.55%, 06/01/45		14	15,084
Marathon Petroleum Corp., 4.75%, 09/15/44		84	83,564
Noble Energy, Inc.:
5.25%, 11/15/43		25	26,222
5.05%, 11/15/44		25	25,803
Occidental Petroleum Corp., 4.10%, 02/01/21 50			52,780
Pioneer Natural Resources Co.:
3.45%, 01/15/21		50	51,124
4.45%, 01/15/26		50	53,310
Plains All American Pipeline LP, 4.65%, 10/15/25		75	77,237
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21		100	108,227
5.75%, 05/15/24		155	172,433
4.20%, 03/15/28		25	25,202
Spectra Energy Partners LP, 4.75%, 03/15/24		65	70,728
Sunoco Logistics Partners Operations LP, 5.35%, 05/15/45		45	44,970
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28		9	10,876
TransCanada PipeLines Ltd.:
3.80%, 10/01/20		25	26,136
7.63%, 01/15/39		50	73,374
(LIBOR USD 3 Month + 2.21%), 3.530%, 05/15/67(c)		43	39,761

6	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Transcanada Trust:
(LIBOR USD 3 Month + 3.53%), 5.630%, 05/20/75(c)	USD	98	$103,929
(LIBOR USD 3 Month + 4.64%), 5.870%, 08/15/76(c)		103	111,755
(LIBOR USD 3 Month + 3.21%), 5.300%, 03/15/77(c)		50	51,187
Valero Energy Corp., 6.63%, 06/15/37		110	138,790
Western Gas Partners LP, 2.60%, 08/15/18		425	426,931
Williams Partners LP, 5.10%, 09/15/45		110	115,620

			5,364,132
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 2.54%, 11/15/19(a)		60	60,490

Pharmaceuticals — 1.3%
Actavis, Inc., 3.25%, 10/01/22		75	76,959
Allergan Funding SCS:
2.45%, 06/15/19		150	151,039
3.00%, 03/12/20		85	86,779
4.55%, 03/15/35		65	69,349
4.85%, 06/15/44		210	228,671
Johnson & Johnson:
2.45%, 03/01/26		210	206,208
3.55%, 03/01/36		100	102,901
Merck & Co., Inc.:
3.60%, 09/15/42		50	49,805
3.70%, 02/10/45		20	20,303
Mylan NV:
2.50%, 06/07/19		107	107,422
3.95%, 06/15/26		50	50,905
Novartis Capital Corp., 3.10%, 05/17/27		90	91,523
Pfizer, Inc., 4.30%, 06/15/43		160	174,543
Sanofi, 4.00%, 03/29/21		50	52,965
Shire Acquisitions Investments Ireland DAC:
1.90%, 09/23/19		25	24,951
2.40%, 09/23/21		95	94,668
2.88%, 09/23/23		340	337,884
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21		50	48,140

			1,975,015
Road & Rail — 0.8%
AerCap Global Aviation Trust, (LIBOR USD 3 Month + 4.30%), 6.50%, 06/15/45(a)(c)		200	218,750
Burlington Northern Santa Fe LLC:
3.60%, 09/01/20		40	41,638
3.45%, 09/15/21		40	41,740
3.00%, 04/01/25		150	152,373
4.90%, 04/01/44		75	87,452
4.15%, 04/01/45		40	42,439
CSX Corp., 3.70%, 11/01/23		150	157,631
ERAC USA Finance LLC(a):
2.35%, 10/15/19		50	50,203
2.60%, 12/01/21		25	24,879
Norfolk Southern Corp., 2.90%, 06/15/26		125	123,898
Penske Truck Leasing Co. LP(a):
3.05%, 01/09/20		50	50,951
3.38%, 02/01/22		40	41,071
Ryder System, Inc., 2.88%, 09/01/20		75	76,245
Union Pacific Corp., 3.35%, 08/15/46		100	92,505

			1,201,775

Security		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc.:
2.50%, 12/05/21	USD	80	$80,166
3.13%, 12/05/23		25	25,360
Applied Materials, Inc., 4.35%, 04/01/47		40	42,804
Broadcom Corp.(a):
2.38%, 01/15/20		65	65,359
3.00%, 01/15/22		145	147,419
3.63%, 01/15/24		85	87,327
3.88%, 01/15/27		210	216,294
KLA-Tencor Corp., 4.65%, 11/01/24		24	26,000
Lam Research Corp.:
2.80%, 06/15/21		110	111,279
3.80%, 03/15/25		30	30,960
NVIDIA Corp.:
2.20%, 09/16/21		65	64,675
3.20%, 09/16/26		135	134,298
QUALCOMM, Inc., 3.25%, 05/20/27		150	151,256
Texas Instruments, Inc., 2.75%, 03/12/21		105	107,410
Xilinx, Inc., 2.95%, 06/01/24		30	30,046

			1,320,653
Software — 0.9%
Microsoft Corp.:
2.40%, 08/08/26		180	173,981
3.45%, 08/08/36		70	70,506
4.10%, 02/06/37		45	48,767
3.50%, 11/15/42		175	170,489
3.70%, 08/08/46		200	201,688
Oracle Corp.:
1.90%, 09/15/21		50	49,635
2.50%, 05/15/22		60	60,882
2.40%, 09/15/23		250	248,585
2.65%, 07/15/26		100	98,227
4.00%, 07/15/46		184	190,386
VMware, Inc., 2.30%, 08/21/20		50	50,146

			1,363,292
Specialty Retail — 0.2%
Home Depot, Inc. (The):
4.20%, 04/01/43		100	106,600
3.90%, 06/15/47		75	76,415
Lowe’s Cos., Inc.:
4.65%, 04/15/42		50	55,372
3.70%, 04/15/46		50	48,502
O’Reilly Automotive, Inc., 4.63%, 09/15/21		50	53,698

			340,587
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.:
2.50%, 02/09/22		80	81,059
3.25%, 02/23/26		275	282,479
2.45%, 08/04/26		180	173,674
4.50%, 02/23/36		50	56,260
4.38%, 05/13/45		150	162,996
3.85%, 08/04/46		80	80,867
3.75%, 09/12/47		30	29,595
Dell International LLC, 8.35%, 07/15/46(a)		75	96,325
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		100	103,655
NetApp, Inc., 2.00%, 09/27/19		35	34,989
Xerox Corp., 3.63%, 03/15/23		27	26,774

			1,128,673
Tobacco — 0.8%
Altria Group, Inc.:
2.63%, 01/14/20		100	101,545
5.38%, 01/31/44		168	202,435

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	7

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value
Tobacco (continued)
BAT Capital Corp.(a):
2.30%, 08/14/20	USD	115		$115,367
3.56%, 08/15/27		40		40,402
4.54%, 08/15/47		95		97,749
BAT International Finance plc, 2.75%, 06/15/20(a)		100		101,556
Philip Morris International, Inc.:
1.88%, 02/25/21		75		74,204
4.50%, 03/20/42		100		108,312
Reynolds American, Inc.:
3.25%, 06/12/20		85		87,349
4.45%, 06/12/25		215		230,445
7.00%, 08/04/41		98		126,673

				1,286,037
Trading Companies & Distributors — 0.2%
Air Lease Corp.:
3.88%, 04/01/21		75		78,331
2.63%, 07/01/22		40		39,713
Aviation Capital Group Corp., 2.88%, 01/20/22(a)		60		60,010
GATX Corp., 2.50%, 07/30/19		60		60,463
International Lease Finance Corp. 6.25%, 05/15/19		100		106,289

				344,806
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.13%, 07/16/22		200		204,977
Sprint Communications, Inc., 9.00%, 11/15/18(a)		65		69,821
Vodafone Group plc:
2.50%, 09/26/22		125		125,134
4.38%, 02/19/43		64		64,160

				464,092

Total Corporate Bonds — 39.1% (Cost: $59,590,497)				61,151,137

Equity-linked Notes — 4.1%

Aerospace & Defense — 0.0%
BNP Paribas SA (Boeing Co (The), 15.47%, 10/24/17		—	(f)	50,313

Airlines — 0.1%
Merrill Lynch International & Co. (Delta Air Lines, Inc.), 13.21%, 10/12/17		2		104,653
Royal Bank of Canada (JetBlue Airways Corp.), 14.91%, 10/20/17		2		41,287

				145,940
Automobiles — 0.2%
Citigroup Global Markets Holdings, Inc. (Ford Motor Co.), 13.32%, 10/19/17		5		52,263
Citigroup Global Markets Holdings, Inc. (General Motors Co.), 15.03%, 10/19/17		1		52,439

				104,702
Banks — 0.3%
Goldman Sachs & Co. (Bank of America Corp.), 13.82%, 10/13/17		2		52,011
Merrill Lynch International & Co. (Citigroup, Inc.), 11.54%, 10/12/17		2		131,287
Merrill Lynch International & Co. (JPMorgan Chase & Co.), 12.07%, 10/12/17		1		127,910
Merrill Lynch International & Co. (SunTrust Banks, Inc.), 11.10%, 10/18/17		1		51,587

				362,795

Security		Par (000)		Value
Beverages — 0.1%
Citigroup Global Markets Holdings, Inc. (Constellation Brands, Inc.), 10.62%, 10/02/17	USD	1		$126,455

Biotechnology — 0.0%
Deutsche Bank AG (Shire plc):
016.38%, 10/24/17		—	(f)	12,404
017.43%, 10/24/17	GBP	1		32,210

				44,614

Building Products — 0.1%
Royal Bank of Canada (Fortune Brands Home & Security, Inc.), 7.38%, 10/20/17	USD	1		50,855
Nomura Bank International plc (Owens Corning), 10.90%, 10/24/17		1		52,357

				103,212
Capital Markets — 0.3%
BNP Paribas SA (E*TRADE Financial Corp.), 12.44%, 10/17/17		1		51,703
BNP Paribas SA (Goldman Sachs Group, Inc. (The), 10.01%, 10/17/17		—	(f)	52,005
Merrill Lynch International & Co. (Morgan Stanley), 12.89%, 10/12/17		3		129,236
Societe Generale SA (Northern Trust Corp.):
010.87%, 10/13/17		1		63,799
010.30%, 10/16/17		1		63,812

				360,555
Chemicals — 0.1%
Royal Bank of Canada (Air Products & Chemicals, Inc.), 9.48%, 10/23/17		1		127,812
Goldman Sachs International (PPG Industries, Inc.), 10.74%, 10/17/17		—	(f)	51,057

				178,869
Construction Materials — 0.1%
Royal Bank of Canada (Eagle Materials, Inc.), 12.34%, 10/25/17		1		53,556
Royal Bank of Canada (Martin Marietta Materials, Inc.), 12.36%, 10/25/17		—	(f)	51,525
Citigroup Global Markets Holdings, Inc. (Vulcan Materials Co.), 14.96%, 10/31/17		—	(f)	48,968

				154,049
Diversified Consumer Services — 0.0%
Merrill Lynch International & Co. (ServiceMaster Global Holdings, Inc.), 13.05%, 10/25/17		1		51,976

Diversified Telecommunication Services — 0.1%
Royal Bank of Canada (Verizon Communications, Inc.), 12.20%, 10/17/17		3		126,025

Electrical Equipment — 0.0%
Merrill Lynch International & Co. (ABB Ltd.), 9.65%, 10/19/17	CHF	2		50,689
Societe Generale SA (Rockwell Automation, Inc.):
10.35%, 11/02/17	USD	—	(f)	51,763
10.37%, 11/02/17		—	(f)	51,761

				154,213
Electronic Equipment, Instruments & Components — 0.0%
Canadian Imperial Bank of Commerce (Flex Ltd.), 13.77%, 10/23/17		3		51,352

Energy Equipment & Services — 0.1%
Royal Bank of Canada (Baker Hughes a GE Co.), 16.50%, 10/18/17		3		99,905

Equity Real Estate Investment Trusts (REITs) — 0.0%
Deutsche Bank AG (Crown Castle International Corp.), 14.96%, 10/17/17		—	(f)	47,123

8	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value
Food & Staples Retailing — 0.2%
Royal Bank of Canada (Costco Wholesale Corp.), 9.08%, 10/03/17	USD	1		$128,952
Canadian Imperial Bank of Commerce (CVS
Health Corp.), 7.83%, 10/23/17		1		50,968
UBS AG (Sysco Corp.), 9.80%, 11/07/17		1		49,871
Deutsche Bank AG (Walgreens Boots Alliance, Inc.):
10.17%, 10/17/17		2		123,704
10.02%, 10/18/17		1		46,447

				399,942
Food Products — 0.0%
Merrill Lynch International & Co. (Mondelez International, Inc.):
12.79%, 10/03/17		1		46,458
9.60%, 10/26/17		1		49,971

				96,429
Health Care Equipment & Supplies — 0.0%
Deutsche Bank AG (Abbott Laboratories), 10.82%, 10/17/17		1		51,140
Royal Bank of Canada (Baxter International, Inc.), 8.31%, 10/23/17		1		51,543

				102,683
Health Care Providers & Services — 0.0%
Citigroup Global Markets Holdings, Inc. (Express Scripts Holding Co.), 12.10%, 10/24/17		1		50,997
Goldman Sachs International (Humana, Inc.), 13.84%, 11/03/17		—	(f)	50,461

				101,458
Hotels, Restaurants & Leisure — 0.4%
Merrill Lynch International & Co. (Domino’s Pizza, Inc.):
21.41%, 10/20/17		—	(f)	50,256
12.09%, 10/25/17		1		103,644
BNP Paribas SA (Dunkin Brands Group, Inc.), 14.08%, 10/19/17		1		50,069
Royal Bank of Canada (Dunkin’ Brands Group, Inc.), 8.24%, 10/17/17		1		51,018
Societe Generale SA (Hilton Worldwide Holdings, Inc.), 9.44%, 10/24/17		1		51,171
Merrill Lynch International & Co. (McDonald’s Corp.):
8.56%, 10/03/17		1		123,253
6.80%, 10/24/17		—	(f)	49,981
Merrill Lynch International & Co. (Royal Caribbean Cruises Ltd.), 12.79%, 10/27/17		—	(f)	50,040
Nomura Bank International plc (Starbucks Corp.), 8.30%, 11/02/17		1		49,779

				579,211
Household Durables — 0.0%
UBS AG (DR Horton, Inc.), 13.75%, 11/06/17		1		51,032

Insurance — 0.0%
Goldman Sachs International (American International Group, Inc.), 7.67%, 10/31/17		1		50,792

Internet & Direct Marketing Retail — 0.0%
Goldman Sachs International (Amazon.com, Inc.), 13.04%, 10/26/17		—	(f)	50,189

Internet Software & Services — 0.1%
Royal Bank of Canada (Alphabet, Inc.), 8.66%, 10/20/17		—	(f)	125,748

Security		Par (000)		Value
IT Services — 0.0%
Canadian Imperial Bank of Commerce (First Data Corp.), 14.46%, 10/23/17	USD	3		$49,778
BNP Paribas SA (PayPal Holdings, Inc.), 16.35%, 10/19/17		1		49,794
Goldman Sachs & Co. (Visa, Inc.), 7.37%, 10/24/17		—	(f)	50,483

				150,055
Leisure Products — 0.0%
Goldman Sachs International (Hasbro, Inc.):
8.60%, 10/19/17		1		51,077
10.36%, 10/19/17		—	(f)	47,051

				98,128
Machinery — 0.2%
BNP Paribas SA (Caterpillar, Inc.), 10.87%, 10/20/17		1		129,409
Goldman Sachs International (Ingersoll Rand plc), 10.40%, 10/23/17		1		51,326
JPMorgan Structured Products BV (Volvo AB), 12.64%, 10/19/17	SEK	3		52,046

				232,781
Pharmaceuticals — 0.2%
JPMorgan Structured Products BV (Astrazeneca plc), 10.50%, 11/06/17	GBP	1		52,617
Royal Bank of Canada (Merck & Co, Inc.), 9.34%, 10/25/17	USD	2		125,561
Credit Suisse AG (Zoetis, Inc.), 8.00%, 11/02/17		1		50,083

				228,261
Road & Rail — 0.0%
Merrill Lynch International & Co. (Kansas City Southern), 12.28%, 10/18/17		—	(f)	51,402
UBS AG (Union Pacific Corp.), 9.60%, 10/17/17		—	(f)	51,785

				103,187
Semiconductors & Semiconductor Equipment — 0.3%
Nomura Bank International plc (Applied Materials, Inc.), 16.76%, 10/04/17		1		53,464
HSBC Bank plc (ASML Holding NV), 10.64%, 10/12/17	EUR	—	(f)	52,220
JPMorgan Structured Products BV (Broadcom Ltd.), 16.20%, 11/03/17	USD	—	(f)	50,300
UBS AG (Maxim Integrated Products, Inc.):
16.45%, 10/13/17		1		52,094
15.85%, 10/16/17		1		52,121
BNP Paribas SA (NVIDIA Corp.), 18.90%, 11/07/17		—	(f)	51,549
Canadian Imperial Bank of Commerce (Texas Instruments, Inc.), 10.02%, 10/18/17		2		129,315
UBS AG (Xilinx, Inc.), 19.00%, 10/24/17		1		50,507

				491,570
Software — 0.3%
Merrill Lynch International & Co. (Autodesk, Inc.):
15.12%, 11/21/17		1		62,406
15.11%, 11/22/17		1		62,319
Deutsche Bank AG (Electronic Arts, Inc.), 14.27%, 10/18/17		1		125,502
BNP Paribas SA (Microsoft Corp.), 7.60%, 10/17/17		1		50,461
UBS AG (Take-Two Interactive Software, Inc.), 16.75%, 11/07/17		—	(f)	49,697
BNP Paribas SA (VMware, Inc.), 9.98%, 11/27/17		—	(f)	50,197

				400,582
Specialty Retail — 0.5%
Merrill Lynch International & Co. (Home Depot, Inc.) (The):
10.82%, 10/03/17		1		128,528
6.30%, 11/15/17		—	(f)	50,021

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	9

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)			Value
Specialty Retail — 0.5% (continued)
Royal Bank of Canada (Lowe’s Cos., Inc.), 11.60%, 11/16/17	USD	1		$51,970
BNP Paribas SA (O’Reilly Automotive, Inc.), 20.46%, 10/24/17		–	(f)	51,911
Merrill Lynch International & Co. (Ross Stores, Inc.:
9.19%, 11/13/17		1		65,788
9.21%, 11/14/17		1		65,766
Royal Bank of Canada (TJX Cos, Inc. (The), 8.17%, 10/03/17		2		130,658
Credit Suisse AG (TJX Cos., Inc. (The), 11.70%, 11/10/17		1		49,768
BNP Paribas SA (Ulta Beauty, Inc.), 17.94%, 11/22/17		–	(f)	50,367

				644,777
Technology Hardware, Storage & Peripherals — 0.1%
Citigroup Global Markets Holdings, Inc. (Western Digital Corp.), 25.47%, 10/20/17		1		127,283

Textiles, Apparel & Luxury Goods — 0.1%
BNP Paribas SA (Kering SA), 9.82%, 12/01/17	EUR	–	(f)	52,020

Trading Companies & Distributors — 0.2%
Royal Bank of Canada (Fastenal Co.):
11.33%, 10/06/17	USD	1		52,191
10.57%, 10/10/17		1		52,194
13.50%, 10/12/17		1		52,232

				156,617
Total Equity-linked Notes — 4.1% (Cost: $6,320,507)				6,404,843
	Shares

Investment Companies — 49.5%
AllianceBernstein Global High Income Fund, Inc.		56,703		739,974
BlackRock Allocation Target Shares(g)(h)		1,478,068		15,150,198
BlackRock Floating Rate Income Portfolio, Class K(g)(h)		2,867,762		29,251,175
iShares 0-5 Year High Yield Corporate Bond Fund(g)		255,888		12,239,123
iShares Core High Dividend Fund(g)		40,648		3,493,696
iShares Floating Rate Bond Fund, Series K(g)		259,178		13,202,527
iShares International Select Dividend Fund(g)		34,638		1,169,379
WisdomTree International Equity Fund		41,766		2,274,576

Total Investment Companies — 49.5% (Cost: $76,729,469)				77,520,648

	Par (000)

Non-Agency Mortgage-Backed Securities — 0.1%

Collateralized Mortgage Obligations — 0.1%
CVS Pass-Through Trust, 8.35%, 07/10/31(a)		81		104,892

Total Collateralized Mortgage Obligations — 0.1% (Cost: $99,242)				104,892

Security	Beneficial Interest (000)		Value
Other Interests — 0.0%(e)(i)

Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII(j)	USD USD	15	$—
Lehman Brothers Holdings, Inc.(c)(j)		659	15,169

			15,169
Total Other Interests — 0.0%			15,169

Preferred Securities — 0.4%
	Par (000)

Capital Trusts — 0.2%
Morgan Stanley, Series K, 5.85%, 04/15/27(d)		15	410,100

Preferred Stocks — 0.2%(d)

Banks — 0.2%
KeyCorp, Series E, 6.13%(c)		8,000	235,120
Consumer Finance — 0.0%
SLM Corp., Series B, 3.02%(c)		500	33,650

			268,770
Total Preferred Securities — 0.4% (Cost: $620,639)			678,870

Total Long-Term Investments — 97.2% (Cost: $149,654,959)			152,208,190

Total Options Purchased — 0.0% (Cost: $40,356)			5,200

	Shares

Short-Term Securities — 6.8%

Money Market Funds — 6.8%
BlackRock Cash Reserve Fund, 0.00%(g)		4,240	4,240
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%(g)(k)		10,681,931	10,681,931
Total Money Market Funds — 6.8% (Cost: $10,686,171)			10,686,171

Total Short-Term Securities — 6.8% (Cost: $10,686,171)			10,686,171

Total Investments — 104.0% (Cost: $160,381,486)			162,899,561

Liabilities in Excess of Other Assets — (4.0)%			(6,297,077)

Net Assets — 100.0%			$156,602,484

10	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Managed Income Fund

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of 9/30/2017.
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	Perpetual Security with no stated maturity date.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Amount is less than $500.
(g)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the fund were as follows:

Affiliates	Shares Held at 12/31/16	Shares Purchased		Shares Sold	Shares Held at 09/30/17	Value at 09/30/17	Income	Net Realized Gain(Loss) (2)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Reserve Fund	—	4,240	(1)	—	4,240	$4,240	$—	$—	$—
BlackRock Liquidity Funds, T-Fund, Institutional
Class	1,023,149	9,658,782	(1)	—	10,681,931	10,681,931	4,746	—	—
BlackRock Allocation Target Shares	503,637	1,043,193		(68,762)	1,478,068	15,150,198	50,614	688	135,256
BlackRock Floating Rate Income Portfolio, Class K	1,850,362	1,891,746		(874,346)	2,867,762	29,251,175	28,908	7,832	97,491
BlackRock Strategic Income Opportunities Portfolio,
Class K	—	1,020,184		(1,020,184)	—	—	—	50,877	—
BlackRock Global Dividend Portfolio, Class K	326,643	—		(326,643)	—	—	—	90,003	—
iShares 0-5 Year High Yield Corporate Bond Fund	229,527	149,880		(123,519)	255,888	12,239,123	239,913	44,663	98,535
iShares 1-3 Year Credit Bond Fund	73,436	61,558		(134,994)	—	—	99,737	40,438	—
iShares Core High Dividend Fund	24,434	23,553		(7,339)	40,648	3,493,696	88,314	4,037	118,227
iShares Floating Rate Bond Fund, Series K	—	259,178		—	259,178	13,202,527	12,991	—	6,685
iShares iBoxx $ High Yield Corporate Bond ETF	15,346	—		(15,346)	—	—	—	5,795	—
iShares International Select Dividend Fund	—	34,638		—	34,638	1,169,379	39,871	—	106,792
iShares U.S. Preferred Stock ETF	28,481	52,511		(80,992)	—	—	94,820	(23,708)	—

Total						$85,192,269	$659,914	$220,625	$562,986

(1)	Represents net shares purchased
(2)	Includes net capital gain distributions, if applicable.
(h)	Non-income producing security.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
EURO STOXX 50 Index	14	December 2017	$592	$11,747
Short Contracts
S&P 500 E-Mini Index	(13)	December 2017	1,635	(17,636)
USD Currency	(6)	December 2017	890	10,075
U.S. Treasury 10 Year Note	(100)	December 2017	12,531	180,785
U.S. Treasury 10 Year Ultra Note	(27)	December 2017	3,627	66,859
U.S. Treasury Long Bond	(46)	December 2017	7,029	166,275
U.S. Treasury Ultra Bond	(21)	December 2017	3,468	91,811
U.S. Treasury 2 Year Note	(42)	December 2017	9,060	27,958
U.S. Treasury 5 Year Note	(71)	December 2017	8,343	75,410

				601,537

Total				$613,284

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
S&P 500 Index	16	10/31/2017	EUR	2,375.00	USD	298,544	$5,200

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	11

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Managed Income Fund

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Time Warner, Inc.	1.00	Quarterly	JPMorgan Chase Bank	06/20/2021	USD	225	$(5,924)	$(2,104)	$(3,820)
Pitney Bowes, Inc.	1.00	Quarterly	Credit Suisse AG	03/20/2019	USD	750	(6,915)	1,586	(8,501)
The Western Union Co.	1.00	Quarterly	JPMorgan Chase Bank	12/20/2021	USD	100	(1,125)	398	(1,523)

							$(13,964)	$(120)	$(13,844)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Credit Rating(1)	Notional Amount (000)(2)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
American Tower Corp.	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/2021	BBB-	USD	475	$(5,719)	$(13,851)	$8,132

(1)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Currency Abbreviations

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
USD	United States Dollar

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered rate
OTC	Over-the-Counter

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks

12	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Managed Income Fund

associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Asset-Backed Securities	$—	$6,332,631	$—	$6,332,631
Corporate Bonds(a)	—	61,151,137	—	61,151,137
Equity-linked Notes(a)	—	6,404,843	—	6,404,843
Investment Companies	77,520,648	—	—	77,520,648
Non-Agency Mortgage-Backed Securities	—	104,892	—	104,892
Other Interests	—	—	15,169	15,169
Preferred Securities(a)	678,870	—	—	678,870
Short-Term Securities	10,686,171	—	—	10,686,171
Options Purchased:
Equity contracts	5,200	—	—	5,200

	$88,890,889	$73,993,503	$15,169	$162,899,561

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$8,132	$—	$8,132
Equity contracts	11,747	—	—	11,747
Foreign currency exchange contracts	10,075	—	—	10,075
Interest rate contracts	609,098	—	—	609,098
Liabilities:
Credit contracts	—	(13,844)	—	(13,844)
Equity contracts	(17,636)	—	—	(17,636)

Total	$613,284	$(5,712)	$—	$607,572

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Other Interests
Assets:
Opening Balance, as of December 31, 2016	$1,999,500	$—
Transfers into Level 3	—	—
Transfers out of Level 3[1]	(1,749,500)	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)[2]	—	15,169
Purchases	—	—
Sales	(250,000)	—

Closing Balance, as of September 30, 2017	$—	$15,169

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017[2]	$—	$15,169

[1]	As of December 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
[2]	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:      /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds II

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds II

Date: November 20, 2017

By:      /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Funds II

Date: November 20, 2017